Note 11 - Supplement Disclosures With Respect to Cash Flows	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
11.	SUPPLEMENT DISCLOUSRES WITH RESPECT TO CASH FLOWS

During the period ended September 30, 2024, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $1,438,317 related to exploration and evaluation assets;
b)	issued 40,924 common shares with a fair value of $150,000 for the acquisition of exploration and evaluation assets; and
c)	issued 51 agent warrants valued at $100 relating to a private placement.

During the year ended March 31, 2024, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $670,068 related to exploration and evaluation assets;
b)	issued 29,900 common shares with a fair value of $235,600 for the acquisition of exploration and evaluation assets;
c)	issued 40,000 underwriter/agent warrants valued at $270,400 for the public Offering in the United States; and
d)	issued 30,900 common shares at a value of $187,872 to non-related consulting firm for services.